Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
(a) (b) (c) (d) (e ) (f) (g)

Year	PEO	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on:	(h)
						Total Shareholder Return(5)	Net Income
2024	Vito S. Pantilione	$1,707,784	$1,712,644	$389,323	$369,514	$109	$27,492,000
2023	Vito S. Pantilione	$1,580,346	$1,564,345	$346,245	$347,507	$102	$28,436,000
2022	Vito S. Pantilione	$1,958,251	$1,994,850	$456,230	$474,453	$103	$41,796,000

Named Executive Officers, Footnote	For Mr. Pantilione, Actual Compensation paid to the PEO in 2024 [column (d)] is greater than the Summary Compensation Table (“SCT”) Total [column (c)] as reported for each corresponding year in the “Total” column of the SCT resulting from adjustments in equity award values. See Footnote 3.For the Non-PEO NEOs, Average Compensation Actually Paid in 2024 [column (f)] is less than the Average SCT Total [column (e)] as reported for the corresponding year in the “Total” column of the SCT resulting from adjustments in equity award values. For 2023 and 2022, the Non-PEO NEOs include Mr. Gallo and Mr. Palmieri. See Footnote 4.
PEO Total Compensation Amount	$ 1,707,784	$ 1,580,346	$ 1,958,251
PEO Actually Paid Compensation Amount	$ 1,712,644	1,564,345	1,994,850
Adjustment To PEO Compensation, Footnote	Equity Award Adjustments for the PEO: The following table sets forth the adjustments made during each year to the SCT “Total Compensation” column in the Pay vs Performance Table to arrive at compensation "actually paid" to our PEO during each of the years presented:

Adjustments to Determine Compensation "Actually Paid" for the PEO	2024
Deduction for Amounts Reported under the 'Stock Awards’ Column in the SCT	$—
Deduction for Amounts Reported under the 'Option Awards’ Columns in the SCT	—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	—
Increase for Fair Value of Awards Granted during year that Vest during year	—
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	2,430
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	2,430
Deduction of Fair Value of Awards Granted Prior to year that were forfeited during year	—
Increase based upon Incremental Fair Value of Awards Modified during year	—

Increase based on Dividends or Other Earnings Paid during the year prior to Vesting Date of Award	—
Total Adjustments	$4,860

Non-PEO NEO Average Total Compensation Amount	$ 389,323	346,245	456,230
Non-PEO NEO Average Compensation Actually Paid Amount	$ 369,514	347,507	474,453
Adjustment to Non-PEO NEO Compensation Footnote	Equity Award Adjustments for the Average Non-PEO NEO Compensation Actually Paid: The following table sets forth the adjustments made during each year to the SCT “Total Compensation” column in the Pay vs Performance Table to arrive at average compensation "actually paid" to our Non-PEO NEOs during each of the years presented:

Adjustments to Determine Average Compensation "Actually Paid" for the Non-PEO NEOs	2024
Deduction for Amounts Reported under the 'Stock Awards’ Column in the SCT	$—
Deduction for Amounts Reported under the 'Option Awards’ Columns in the SCT	(44,300)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	14,800
Increase for Fair Value of Awards Granted during year that Vest during year	—
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	7,531
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	2,160
Deduction of Fair Value of Awards Granted Prior to year that were forfeited during year	—
Increase based upon Incremental Fair Value of Awards Modified during year	—
Increase based on Dividends or Other Earnings Paid during the year prior to Vesting Date of Award	—
Total Adjustments	$(19,809)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 109	102	103
Net Income (Loss)	$ 27,492,000	$ 28,436,000	$ 41,796,000
PEO Name	Mr. Pantilione
Additional 402(v) Disclosure	Cumulative total shareholder return (TSR) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.The Compensation Committee of the Board of Directors of the Company does not have a policy or practice of evaluating cumulative total shareholder return as part of its determination of compensation decisions for the named executive officers. Annually, a cash bonus is paid to the PEO equal to ten percent (10%) of the net pre-tax profits of the Bank during such year up to a maximum bonus of fifty percent (50%) of the executive’s then annual base salary. Bonuses are paid annually to the other named executive officers within the discretion of the Compensation Committee of the Board of Directors. Below are charts illustrating the relationship between the Compensation Actually Paid to the PEO and the Average Compensation Actually Paid to the Non-PEO NEOs and the Company’s TSR for 2022, 2023 and 2024 and the relationship between the Compensation Actually Paid to the PEO and the Average Compensation Actually Paid to the Non-PEO NEOs and the Company’s Net Income for 2022, 2023 and 2024.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,860
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,430
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,430
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value Of Stock Awards Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value Of Option Awards Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Fair Value Of Equity Awards Modified In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,809)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,800
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,531
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,160
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value Of Stock Awards Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value Of Option Awards Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,300)
Non-PEO NEO | Fair Value Of Equity Awards Modified In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0